Leases - Navios Holdings Operating Lease Assets and Liabilities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating lease assets	$ 335,847	$ 363,852	$ 0
Operating lease liabilities, current portion	92,488	91,585	0
Operating lease liabilities, net of current portion	256,073	286,451	$ 0
Charter-in contracts
Operating lease assets	314,148	342,353
Operating lease liabilities, current portion	91,268	89,236
Operating lease liabilities, net of current portion	235,360	267,301
Land lease agreements
Operating lease assets	7,542	7,427
Operating lease liabilities, current portion		535
Operating lease liabilities, current portion	(227)
Operating lease liabilities, net of current portion	7,769	6,892
Office lease agreements
Operating lease assets	14,157	14,072
Operating lease liabilities, current portion	1,447	1,814
Operating lease liabilities, net of current portion	12,944	12,258
Drybulk Vessel Operations
Operating lease assets	326,792	354,806
Operating lease liabilities, current portion	92,048	90,466
Operating lease liabilities, net of current portion	247,454	278,524
Drybulk Vessel Operations | Charter-in contracts
Operating lease assets	314,148	342,353
Operating lease liabilities, current portion	91,268	89,236
Operating lease liabilities, net of current portion	235,360	267,301
Drybulk Vessel Operations | Office lease agreements
Operating lease assets	12,644	12,453
Operating lease liabilities, current portion	780	1,230
Operating lease liabilities, net of current portion	12,094	11,223
Logistics Business
Operating lease assets	9,055	9,046
Operating lease liabilities, current portion	440	1,119
Operating lease liabilities, net of current portion	8,619	7,927
Logistics Business | Land lease agreements
Operating lease assets	7,542	7,427
Operating lease liabilities, current portion		535
Operating lease liabilities, current portion	(227)
Operating lease liabilities, net of current portion	7,769	6,892
Logistics Business | Office lease agreements
Operating lease assets	1,513	1,619
Operating lease liabilities, current portion	667	584
Operating lease liabilities, net of current portion	$ 850	$ 1,035